Distribution Date:	11/18/21	BANK 2021-BNK32
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2021-BNK32

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.

Certificate Factor Detail	4		Jane Lam	cmbs_notices@morganstanley.com

Certificate Interest Reconciliation Detail	5		1585 Broadway, | New York, NY 10036
		General Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			BANK 2021-BNK32 Asset Manager	commercial.servicing@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084,401 South Tryon Street, 8th Floor | Charlotte, NC 28202

Bond / Collateral Reconciliation - Cash Flows	8	NCB Master Servicer & NCB	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	9	Special Servicer

Current Mortgage Loan and Property Stratification	10-14		Kathleen Luzik, Chief Operating Officer	kluzik@ncb.coop
			2011 Crystal Drive, Suite 800, | Arlington, VA 22202
Mortgage Loan Detail (Part 1)	15-17
		General Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 2)	18-20
			Liat Heller	liat.heller@rialtocapital.com

Principal Prepayment Detail	21		200 S. Biscayne Blvd, Suite 3550, | Miami, FL 33131

Historical Detail	22	Operating Advisor & Asset	Park Bridge Lender Services LLC

Delinquency Loan Detail	23	Representations Reviewer
			BANK 2021-BNK31 - Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Collateral Stratification and Historical Detail	24
			600 Third Avenue, 40th Floor, | New York, NY 10016
Specially Serviced Loan Detail - Part 1	25
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	26		Bank, N.A.

Modified Loan Detail	27		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
				trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	28		9062 Old Annapolis Road, | Columbia, MD 21045

Historical Bond / Collateral Loss Reconciliation Detail	29	Trustee	Wilmington Trust, National Association

Interest Shortfall Detail - Collateral Level	30		General Contact	(302) 636-4140

Supplemental Notes	31		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06542BAY3	0.633000%	8,800,000.00	8,183,646.71	89,445.82	4,316.87	0.00	0.00	93,762.69	8,094,200.89	30.02%	30.00%
A-2	06542BAZ0	1.985000%	28,200,000.00	28,200,000.00	0.00	46,647.50	0.00	0.00	46,647.50	28,200,000.00	30.02%	30.00%
A-SB	06542BBA4	2.332000%	18,727,500.00	18,727,500.00	0.00	36,393.78	0.00	0.00	36,393.78	18,727,500.00	30.02%	30.00%
A-3	06542BBB2	2.059000%	16,672,500.00	16,672,500.00	0.00	28,607.23	0.00	0.00	28,607.23	16,672,500.00	30.02%	30.00%
A-4	06542BBC0	2.349000%	161,500,000.00	161,500,000.00	0.00	316,136.25	0.00	0.00	316,136.25	161,500,000.00	30.02%	30.00%
A-5	06542BBH9	2.643000%	367,780,000.00	367,780,000.00	0.00	810,035.45	0.00	0.00	810,035.45	367,780,000.00	30.02%	30.00%
A-S	06542BBQ9	2.859000%	68,764,000.00	68,764,000.00	0.00	163,830.23	0.00	0.00	163,830.23	68,764,000.00	22.02%	22.00%
B	06542BBW6	2.960000%	42,977,000.00	42,977,000.00	0.00	106,009.93	0.00	0.00	106,009.93	42,977,000.00	17.01%	17.00%
C	06542BCB1	3.372156%	40,828,000.00	40,828,000.00	0.00	114,731.99	0.00	0.00	114,731.99	40,828,000.00	12.26%	12.25%
D	06542BAJ6	2.500000%	25,787,000.00	25,787,000.00	0.00	53,722.92	0.00	0.00	53,722.92	25,787,000.00	9.26%	9.25%
E	06542BAL1	2.500000%	19,339,000.00	19,339,000.00	0.00	40,289.58	0.00	0.00	40,289.58	19,339,000.00	7.01%	7.00%
F	06542BAN7	2.372156%	20,414,000.00	20,414,000.00	0.00	40,354.33	0.00	0.00	40,354.33	20,414,000.00	4.63%	4.63%
G	06542BAQ0	2.372156%	9,670,000.00	9,670,000.00	0.00	19,115.63	0.00	0.00	19,115.63	9,670,000.00	3.50%	3.50%
H*	06542BAS6	2.372156%	30,084,822.00	30,084,822.00	0.00	59,471.58	0.00	0.00	59,471.58	30,084,822.00	0.00%	0.00%
V	06542BAV9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06542BAW7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2R7DC1	3.372156%	45,239,148.55	45,206,708.89	4,707.67	127,036.74	0.00	0.00	131,744.41	45,202,001.22	0.00%	0.00%
Interest
Regular SubTotal			904,782,970.55	904,134,177.60	94,153.49	1,966,700.01	0.00	0.00	2,060,853.50	904,040,024.11

Notional Certificates
X-A	06542BBN6	0.892278%	601,680,000.00	601,063,646.71	0.00	446,930.01	0.00	0.00	446,930.01	600,974,200.89
X-B	06542BBP1	0.347383%	152,569,000.00	152,569,000.00	0.00	44,166.59	0.00	0.00	44,166.59	152,569,000.00
X-D	06542BAA5	0.872156%	45,126,000.00	45,126,000.00	0.00	32,797.43	0.00	0.00	32,797.43	45,126,000.00
X-F	06542BAC1	1.000000%	20,414,000.00	20,414,000.00	0.00	17,011.67	0.00	0.00	17,011.67	20,414,000.00
X-G	06542BAE7	1.000000%	9,670,000.00	9,670,000.00	0.00	8,058.33	0.00	0.00	8,058.33	9,670,000.00
										Certificate Distribution Detail continued to next page

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-H	06542BAG2	1.000000%	30,084,822.00	30,084,822.00	0.00	25,070.69	0.00	0.00	25,070.69	30,084,822.00
Notional SubTotal			859,543,822.00	858,927,468.71	0.00	574,034.72	0.00	0.00	574,034.72	858,838,022.89

Deal Distribution Total					94,153.49	2,540,734.73	0.00	0.00	2,634,888.22

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06542BAY3	929.95985341	10.16429773	0.49055341	0.00000000	0.00000000	0.00000000	0.00000000	10.65485114	919.79555568
A-2	06542BAZ0	1,000.00000000	0.00000000	1.65416667	0.00000000	0.00000000	0.00000000	0.00000000	1.65416667	1,000.00000000
A-SB	06542BBA4	1,000.00000000	0.00000000	1.94333360	0.00000000	0.00000000	0.00000000	0.00000000	1.94333360	1,000.00000000
A-3	06542BBB2	1,000.00000000	0.00000000	1.71583326	0.00000000	0.00000000	0.00000000	0.00000000	1.71583326	1,000.00000000
A-4	06542BBC0	1,000.00000000	0.00000000	1.95750000	0.00000000	0.00000000	0.00000000	0.00000000	1.95750000	1,000.00000000
A-5	06542BBH9	1,000.00000000	0.00000000	2.20250000	0.00000000	0.00000000	0.00000000	0.00000000	2.20250000	1,000.00000000
A-S	06542BBQ9	1,000.00000000	0.00000000	2.38250000	0.00000000	0.00000000	0.00000000	0.00000000	2.38250000	1,000.00000000
B	06542BBW6	1,000.00000000	0.00000000	2.46666659	0.00000000	0.00000000	0.00000000	0.00000000	2.46666659	1,000.00000000
C	06542BCB1	1,000.00000000	0.00000000	2.81013006	0.00000000	0.00000000	0.00000000	0.00000000	2.81013006	1,000.00000000
D	06542BAJ6	1,000.00000000	0.00000000	2.08333346	0.00000000	0.00000000	0.00000000	0.00000000	2.08333346	1,000.00000000
E	06542BAL1	1,000.00000000	0.00000000	2.08333316	0.00000000	0.00000000	0.00000000	0.00000000	2.08333316	1,000.00000000
F	06542BAN7	1,000.00000000	0.00000000	1.97679681	0.00000000	0.00000000	0.00000000	0.00000000	1.97679681	1,000.00000000
G	06542BAQ0	1,000.00000000	0.00000000	1.97679731	0.00000000	0.00000000	0.00000000	0.00000000	1.97679731	1,000.00000000
H	06542BAS6	1,000.00000000	0.00000000	1.97679680	0.00000000	0.00000000	0.00000000	0.00000000	1.97679680	1,000.00000000
V	06542BAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06542BAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2R7DC1	999.28292948	0.10406186	2.80811519	0.00000000	0.00000000	0.00000000	0.00000000	2.91217705	999.17886761

Notional Certificates
X-A	06542BBN6	998.97561280	0.00000000	0.74280350	0.00000000	0.00000000	0.00000000	0.00000000	0.74280350	998.82695268
X-B	06542BBP1	1,000.00000000	0.00000000	0.28948600	0.00000000	0.00000000	0.00000000	0.00000000	0.28948600	1,000.00000000
X-D	06542BAA5	1,000.00000000	0.00000000	0.72679675	0.00000000	0.00000000	0.00000000	0.00000000	0.72679675	1,000.00000000
X-F	06542BAC1	1,000.00000000	0.00000000	0.83333350	0.00000000	0.00000000	0.00000000	0.00000000	0.83333350	1,000.00000000
X-G	06542BAE7	1,000.00000000	0.00000000	0.83333299	0.00000000	0.00000000	0.00000000	0.00000000	0.83333299	1,000.00000000
X-H	06542BAG2	1,000.00000000	0.00000000	0.83333350	0.00000000	0.00000000	0.00000000	0.00000000	0.83333350	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	4,316.87	0.00	4,316.87	0.00	0.00	0.00	4,316.87	0.00
A-2	10/01/21 - 10/30/21	30	0.00	46,647.50	0.00	46,647.50	0.00	0.00	0.00	46,647.50	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	36,393.78	0.00	36,393.78	0.00	0.00	0.00	36,393.78	0.00
A-3	10/01/21 - 10/30/21	30	0.00	28,607.23	0.00	28,607.23	0.00	0.00	0.00	28,607.23	0.00
A-4	10/01/21 - 10/30/21	30	0.00	316,136.25	0.00	316,136.25	0.00	0.00	0.00	316,136.25	0.00
A-5	10/01/21 - 10/30/21	30	0.00	810,035.45	0.00	810,035.45	0.00	0.00	0.00	810,035.45	0.00
X-A	10/01/21 - 10/30/21	30	0.00	446,930.01	0.00	446,930.01	0.00	0.00	0.00	446,930.01	0.00
X-B	10/01/21 - 10/30/21	30	0.00	44,166.59	0.00	44,166.59	0.00	0.00	0.00	44,166.59	0.00
A-S	10/01/21 - 10/30/21	30	0.00	163,830.23	0.00	163,830.23	0.00	0.00	0.00	163,830.23	0.00
B	10/01/21 - 10/30/21	30	0.00	106,009.93	0.00	106,009.93	0.00	0.00	0.00	106,009.93	0.00
C	10/01/21 - 10/30/21	30	0.00	114,731.99	0.00	114,731.99	0.00	0.00	0.00	114,731.99	0.00
X-D	10/01/21 - 10/30/21	30	0.00	32,797.43	0.00	32,797.43	0.00	0.00	0.00	32,797.43	0.00
X-F	10/01/21 - 10/30/21	30	0.00	17,011.67	0.00	17,011.67	0.00	0.00	0.00	17,011.67	0.00
X-G	10/01/21 - 10/30/21	30	0.00	8,058.33	0.00	8,058.33	0.00	0.00	0.00	8,058.33	0.00
X-H	10/01/21 - 10/30/21	30	0.00	25,070.69	0.00	25,070.69	0.00	0.00	0.00	25,070.69	0.00
D	10/01/21 - 10/30/21	30	0.00	53,722.92	0.00	53,722.92	0.00	0.00	0.00	53,722.92	0.00
E	10/01/21 - 10/30/21	30	0.00	40,289.58	0.00	40,289.58	0.00	0.00	0.00	40,289.58	0.00
F	10/01/21 - 10/30/21	30	0.00	40,354.33	0.00	40,354.33	0.00	0.00	0.00	40,354.33	0.00
G	10/01/21 - 10/30/21	30	0.00	19,115.63	0.00	19,115.63	0.00	0.00	0.00	19,115.63	0.00
H	10/01/21 - 10/30/21	30	0.00	59,471.58	0.00	59,471.58	0.00	0.00	0.00	59,471.58	0.00
RR Interest	10/01/21 - 10/30/21	30	0.00	127,036.74	0.00	127,036.74	0.00	0.00	0.00	127,036.74	0.00
Totals			0.00	2,540,734.73	0.00	2,540,734.73	0.00	0.00	0.00	2,540,734.73	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	06542BBC0	2.349000%	161,500,000.00	161,500,000.00	0.00	316,136.25	0.00	0.00	316,136.25	161,500,000.00
A-4-1	06542BBD8	N/A	161,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06542BBE6	N/A	161,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06542BBF3	N/A	161,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06542BBG1	N/A	161,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	06542BBH9	2.643000%	367,780,000.00	367,780,000.00	0.00	810,035.45	0.00	0.00	810,035.45	367,780,000.00
A-5-1	06542BBJ5	N/A	367,780,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06542BBK2	N/A	367,780,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06542BBL0	N/A	367,780,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06542BBM8	N/A	367,780,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	06542BBQ9	2.859000%	68,764,000.00	68,764,000.00	0.00	163,830.23	0.00	0.00	163,830.23	68,764,000.00
A-S-1	06542BBR7	N/A	68,764,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06542BBT3	N/A	68,764,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06542BBU0	N/A	68,764,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06542BBV8	N/A	68,764,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	06542BBW6	2.960000%	42,977,000.00	42,977,000.00	0.00	106,009.93	0.00	0.00	106,009.93	42,977,000.00
B-1	06542BBX4	N/A	42,977,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06542BBY2	N/A	42,977,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06542BBZ9	N/A	42,977,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06542BCA3	N/A	42,977,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	06542BCB1	3.372156%	40,828,000.00	40,828,000.00	0.00	114,731.99	0.00	0.00	114,731.99	40,828,000.00
C-1	06542BCC9	N/A	40,828,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06542BCD7	N/A	40,828,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06542BCE5	N/A	40,828,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06542BCF2	N/A	40,828,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			3,409,245,000.00	681,849,000.00	0.00	1,510,743.85	0.00	0.00	1,510,743.85	681,849,000.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	2,634,888.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,557,224.14	Master Servicing Fee	8,112.09
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,335.55
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	389.28
ARD Interest	0.00	Operating Advisor Fee	1,144.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	218.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,557,224.14	Total Fees	16,489.40

Principal		Expenses/Reimbursements
Scheduled Principal	94,153.49	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	94,153.49	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,540,734.73
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	94,153.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,634,888.22
Total Funds Collected	2,651,377.63	Total Funds Distributed	2,651,377.62

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	904,134,177.98	904,134,177.98	Beginning Certificate Balance	904,134,177.60
(-) Scheduled Principal Collections	94,153.49	94,153.49	(-) Principal Distributions	94,153.49
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	904,040,024.49	904,040,024.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	904,134,177.98	904,134,177.98	Ending Certificate Balance	904,040,024.11
Ending Actual Collateral Balance	904,040,024.49	904,040,024.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.38)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.38)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	10,000,000 or less	40	166,327,482.63	18.40%	111	3.6188	4.537832	1.60 or less	5	45,322,557.68	5.01%	111	3.3895	0.853856
10,000,001 to 20,000,000		18	269,132,541.86	29.77%	108	3.6112	2.398344	1.61 to 1.80	2	21,330,000.00	2.36%	112	4.0959	1.654571
20,000,001 to 30,000,000		5	129,440,000.00	14.32%	99	3.5847	3.000662	1.81 to 2.00	1	4,500,000.00	0.50%	112	3.3300	1.865300
30,000,001 to 40,000,000		4	149,140,000.00	16.50%	107	2.8626	3.516595	2.01 to 2.20	11	136,054,984.18	15.05%	106	4.0574	2.128231
40,000,001 to 60,000,000		2	100,000,000.00	11.06%	112	2.7945	3.566855	2.21 to 2.40	5	82,010,000.00	9.07%	105	3.8267	2.316552
	60,000,001 or Greater	1	90,000,000.00	9.96%	111	2.5020	3.870000	2.41 or greater	46	614,822,482.63	68.01%	108	3.0050	3.994930
	Totals	70	904,040,024.49	100.00%	108	3.2845	3.338453	Totals	70	904,040,024.49	100.00%	108	3.2845	3.338453
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	19,422,557.68	2.15%	111	3.6592	1.608333	Virginia	1	5,358,333.33	0.59%	112	3.3255	3.065200
Arizona	2	14,225,000.00	1.57%	89	3.0052	2.913980	Washington, DC	1	14,500,000.00	1.60%	111	3.8500	2.134800
California	17	217,362,400.00	24.04%	111	2.9987	3.378289	Wyoming	1	4,582,500.00	0.51%	111	3.1800	3.306500
Colorado	2	11,700,000.00	1.29%	97	3.7537	2.490862	Totals	106	904,040,024.49	100.00%	108	3.2845	3.338453
Connecticut	2	16,400,000.00	1.81%	112	3.7129	2.850915
									Property Type³
Florida	9	162,252,224.00	17.95%	94	4.0219	2.324030
Georgia	1	6,245,092.00	0.69%	112	3.2530	2.776900		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Idaho	1	3,700,000.00	0.41%	111	3.6500	3.353800		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	6	25,798,666.00	2.85%	112	3.3592	2.951895	Industrial	4	53,329,984.18	5.90%	105	3.5656	2.773374
Indiana	3	5,361,792.00	0.59%	112	3.2530	2.776900	Mixed Use	5	41,700,000.00	4.61%	69	3.8701	2.411568
Iowa	1	3,223,273.00	0.36%	112	3.2530	2.776900	Mobile Home Park	4	13,755,000.00	1.52%	112	4.6105	2.269509
Louisiana	2	6,629,581.00	0.73%	113	3.6466	4.002644	Multi-Family	29	136,210,140.31	15.07%	112	3.3409	5.255012
Maryland	1	2,696,392.00	0.30%	112	3.2530	2.776900	Office	7	230,260,426.00	25.47%	111	2.6094	3.234167
Minnesota	4	18,700,000.00	2.07%	111	3.4900	2.880000	Other	5	73,871,624.00	8.17%	112	2.6979	3.529103
Missouri	1	2,463,944.00	0.27%	112	3.2530	2.776900	Retail	23	187,982,950.00	20.79%	105	3.8299	2.378867
Nebraska	1	13,879,984.18	1.54%	113	4.6400	2.107000	Self Storage	29	166,929,900.00	18.46%	112	3.4700	2.938544
Nevada	2	7,985,055.00	0.88%	111	3.6109	2.732662	Totals	106	904,040,024.49	100.00%	108	3.2845	3.338453
New Mexico	1	6,120,000.00	0.68%	113	3.8000	4.480500
New York	26	232,573,345.63	25.73%	111	2.6047	4.478949
North Carolina	1	2,460,845.00	0.27%	112	3.2530	2.776900
North Dakota	1	3,440,224.00	0.38%	112	3.2530	2.776900
Ohio	2	5,489,720.00	0.61%	113	3.6765	4.095783
Oklahoma	1	4,700,000.00	0.52%	111	3.8200	2.195600
South Carolina	1	3,291,666.67	0.36%	112	3.3255	3.065200
Texas	13	83,477,429.00	9.23%	112	3.7490	2.541518

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.249% or less	18	327,248,292.16	36.20%	110	2.5199	4.215449	12 months or less	66	814,040,024.49	90.04%	109	3.1908	3.462069
	3.250% to 3.490%	19	226,224,348.15	25.02%	111	3.3395	3.463465	13 months to 24 months	4	90,000,000.00	9.96%	100	4.1325	2.220356
	3.500% to 3.990%	19	185,932,400.00	20.57%	112	3.7645	2.638417	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.000% or greater	14	164,634,984.18	18.21%	94	4.1869	2.214044	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	70	904,040,024.49	100.00%	108	3.2845	3.338453	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	70	904,040,024.49	100.00%	108	3.2845	3.338453
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	119 months or less	69	902,907,489.50	99.87%	108	3.2844	3.337397	Interest Only	44	710,249,900.00	78.56%	107	3.1753	3.255967
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	119 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	902,907,489.50	99.87%	108	3.2844	3.337397	121 months to 359 months	22	182,148,636.07	20.15%	112	3.7106	3.487520
								360 months or greater	3	10,508,953.43	1.16%	111	3.2703	6.238809
								Totals	69	902,907,489.50	99.87%	108	3.2844	3.337397
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		11	275,572,400.00	30.48%	103	3.1590	3.372100	120 months or Less	1	1,132,534.99	0.13%	112	3.3800	4.180000
	12 months or less	55	619,093,581.77	68.48%	110	3.3405	3.074034	121 Months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	4	9,374,042.72	1.04%	111	3.2770	19.812433	Totals	1	1,132,534.99	0.13%	112	3.3800	4.180000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	70	904,040,024.49	100.00%	108	3.2845	3.338453
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310956865	OF	Sunnyvale	CA	Actual/360	2.502%	193,905.00	0.00	0.00	N/A	02/11/31	--	90,000,000.00	90,000,000.00	11/11/21
2	300802137	RT	Miami	FL	Actual/360	4.133%	142,341.67	0.00	0.00	N/A	03/01/30	--	40,000,000.00	40,000,000.00	11/01/21
2A	300802141				Actual/360	4.133%	71,170.83	0.00	0.00	N/A	03/01/30	--	20,000,000.00	20,000,000.00	11/01/21
2B	300802143				Actual/360	4.133%	53,378.12	0.00	0.00	N/A	03/01/30	--	15,000,000.00	15,000,000.00	11/01/21
2C	300802144				Actual/360	4.133%	53,378.12	0.00	0.00	N/A	03/01/30	--	15,000,000.00	15,000,000.00	11/01/21
3	300802173	SS	Various	Various	Actual/360	3.325%	128,863.12	0.00	0.00	N/A	03/01/31	--	45,000,000.00	45,000,000.00	11/01/21
3A	300802174				Actual/360	3.325%	71,590.62	0.00	0.00	N/A	03/01/31	--	25,000,000.00	25,000,000.00	11/01/21
3B	300802175				Actual/360	3.325%	57,272.50	0.00	0.00	N/A	03/01/31	--	20,000,000.00	20,000,000.00	11/01/21
4	453012425	OF	New York	NY	Actual/360	1.938%	66,736.80	0.00	0.00	N/A	12/05/30	--	40,000,000.00	40,000,000.00	11/05/21
4A	453012426				Actual/360	1.938%	51,721.02	0.00	0.00	N/A	12/05/30	--	31,000,000.00	31,000,000.00	11/05/21
5	2063738	98	New York	NY	Actual/360	2.360%	111,772.22	0.00	0.00	N/A	03/01/31	--	55,000,000.00	55,000,000.00	11/01/21
6	300802166	Various Various		Various	Actual/360	3.253%	106,837.56	0.00	0.00	N/A	03/01/31	--	38,140,000.00	38,140,000.00	11/01/21
7	324570007	MU	Boca Raton	FL	Actual/360	4.020%	102,811.50	0.00	0.00	N/A	03/06/26	--	29,700,000.00	29,700,000.00	11/06/21
8	300802172	OF	Torrance	CA	Actual/360	2.865%	69,423.72	0.00	0.00	N/A	03/01/31	--	28,140,000.00	28,140,000.00	11/01/21
9	2063285	OF	Fort Lauderdale	FL	Actual/360	3.950%	85,374.86	0.00	0.00	N/A	04/01/31	--	25,100,000.00	25,100,000.00	11/01/21
10	300802170	MF	Various	Various	Actual/360	3.800%	70,352.78	0.00	0.00	N/A	04/01/31	--	21,500,000.00	21,500,000.00	11/01/21
11	2063506	RT	Brooklyn	NY	Actual/360	3.265%	56,230.56	0.00	0.00	N/A	01/01/31	--	20,000,000.00	20,000,000.00	11/01/21
12	310955662	SS	Various	MN	Actual/360	3.490%	56,198.69	0.00	0.00	N/A	02/11/31	--	18,700,000.00	18,700,000.00	11/11/21
13	2063680	RT	Heath	TX	Actual/360	3.995%	57,794.33	0.00	0.00	N/A	03/01/31	--	16,800,000.00	16,800,000.00	11/01/21
14	310956800	IN	McClellan	CA	Actual/360	3.309%	47,300.32	0.00	0.00	N/A	12/11/30	--	16,600,000.00	16,600,000.00	11/11/21
15	2061821	MF	New York	NY	Actual/360	2.725%	35,197.92	0.00	0.00	N/A	02/01/31	--	15,000,000.00	15,000,000.00	11/01/21
16	410955852	SS	Washington	DC	Actual/360	3.850%	48,071.53	0.00	0.00	N/A	02/11/31	--	14,500,000.00	14,500,000.00	11/11/21
17	1956411	IN	Omaha	NE	Actual/360	4.640%	55,524.50	16,580.77	0.00	N/A	04/01/31	--	13,896,564.95	13,879,984.18	11/01/21
18	2063456	IN	Phoenix	AZ	Actual/360	2.780%	30,761.47	0.00	0.00	N/A	02/01/29	--	12,850,000.00	12,850,000.00	11/01/21
19	410956938	MF	Wetumpka	AL	Actual/360	3.484%	37,326.48	19,140.68	0.00	N/A	02/11/31	--	12,441,698.36	12,422,557.68	11/11/21
20	2063465	MF	Tampa	FL	Actual/360	3.525%	37,942.71	0.00	0.00	N/A	02/01/31	--	12,500,000.00	12,500,000.00	11/01/21
21	310956840	MU	Santa Barbara	CA	Actual/360	3.499%	36,156.33	0.00	0.00	N/A	02/11/31	--	12,000,000.00	12,000,000.00	11/11/21
22	2063479	OF	Lake Jackson	TX	Actual/360	3.785%	38,133.88	0.00	0.00	N/A	03/01/31	--	11,700,000.00	11,700,000.00	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	2063531	RT	Various	TX	Actual/360	3.630%	35,947.08	0.00	0.00	N/A	02/01/31	--	11,500,000.00	11,500,000.00	11/01/21
24	470123690	MF	Hauppauge	NY	Actual/360	3.180%	29,245.40	0.00	0.00	N/A	03/01/31	--	10,680,000.00	10,680,000.00	11/01/21
25	2063095	IN	Orange	CT	Actual/360	3.510%	30,225.00	0.00	0.00	N/A	03/01/31	--	10,000,000.00	10,000,000.00	11/01/21
26	410956998	RT	Various	Various	Actual/360	3.612%	30,403.51	0.00	0.00	N/A	03/11/31	--	9,775,000.00	9,775,000.00	11/11/21
27	470123720	MF	Little Neck	NY	Actual/360	3.090%	23,670.30	14,712.31	0.00	N/A	03/01/31	--	8,895,822.73	8,881,110.42	11/01/21
28	470123430	MF	Flushing	NY	Actual/360	3.220%	20,627.47	7,180.94	0.00	N/A	02/01/31	--	7,439,281.55	7,432,100.61	11/01/21
29	300802168	SS	Lompoc	CA	Actual/360	3.852%	24,048.25	0.00	0.00	N/A	03/01/31	--	7,250,000.00	7,250,000.00	11/01/21
30	410956647	SS	Loveland	CO	Actual/360	3.532%	21,290.11	0.00	0.00	N/A	03/11/31	--	7,000,000.00	7,000,000.00	11/11/21
31	2063389	SS	Foley	AL	Actual/360	3.970%	23,930.28	0.00	0.00	N/A	02/01/31	--	7,000,000.00	7,000,000.00	11/01/21
32	2063117	98	Cromwell	CT	Actual/360	4.030%	22,209.78	0.00	0.00	N/A	03/01/31	--	6,400,000.00	6,400,000.00	11/01/21
33	2063595	RT	Various	Various	Actual/360	3.685%	15,897.70	0.00	0.00	N/A	02/01/31	--	5,010,000.00	5,010,000.00	11/01/21
34	2063322	MF	Carmichael	CA	Actual/360	3.535%	15,220.14	0.00	0.00	N/A	03/01/31	--	5,000,000.00	5,000,000.00	11/01/21
35	2061967	SS	Yuba City	CA	Actual/360	3.160%	13,605.56	0.00	0.00	N/A	03/01/31	--	5,000,000.00	5,000,000.00	11/01/21
36	2062333	MH	Forney	TX	Actual/360	4.555%	19,611.81	0.00	0.00	N/A	03/01/31	--	5,000,000.00	5,000,000.00	11/01/21
37	300802171	SS	Castro Valley	CA	Actual/360	3.890%	15,986.21	0.00	0.00	N/A	03/01/31	--	4,772,400.00	4,772,400.00	11/01/21
38	2063127	RT	Bartlesville	OK	Actual/360	3.820%	15,460.39	0.00	0.00	N/A	02/01/31	--	4,700,000.00	4,700,000.00	11/01/21
39	610956924	RT	Aurora	CO	Actual/360	4.084%	16,528.86	0.00	0.00	N/A	02/11/28	--	4,700,000.00	4,700,000.00	11/11/21
40	300802164	SS	Sheridan	WY	Actual/360	3.180%	12,548.41	0.00	0.00	N/A	02/01/31	--	4,582,500.00	4,582,500.00	11/01/21
41	2062325	MH	Victoria	TX	Actual/360	4.470%	17,436.72	0.00	0.00	N/A	04/01/31	--	4,530,000.00	4,530,000.00	11/01/21
42	1957355	MF	New York	NY	Actual/360	3.330%	12,903.75	0.00	0.00	N/A	03/01/31	--	4,500,000.00	4,500,000.00	11/01/21
43	300802160	SS	Henderson	NV	Actual/360	3.610%	13,755.60	0.00	0.00	N/A	02/01/31	--	4,425,000.00	4,425,000.00	11/01/21
44	300802157	98	La Mirada	CA	Actual/360	4.008%	14,323.03	0.00	0.00	N/A	02/01/31	--	4,150,000.00	4,150,000.00	11/01/21
45	470123160	MF	New York	NY	Actual/360	3.190%	10,987.78	0.00	0.00	N/A	03/01/31	--	4,000,000.00	4,000,000.00	11/01/21
46	470121460	MF	New Rochelle	NY	Actual/360	3.240%	11,160.00	0.00	0.00	N/A	02/01/31	--	4,000,000.00	4,000,000.00	11/01/21
47	2063323	MF	Rancho Cordova	CA	Actual/360	3.535%	11,262.90	0.00	0.00	N/A	03/01/31	--	3,700,000.00	3,700,000.00	11/01/21
48	300802161	SS	Coeur d'Alene	ID	Actual/360	3.650%	11,629.31	0.00	0.00	N/A	02/01/31	--	3,700,000.00	3,700,000.00	11/01/21
49	470123230	MF	Larchmont	NY	Actual/360	3.200%	9,245.10	5,458.77	0.00	N/A	02/01/31	--	3,355,075.14	3,349,616.37	11/01/21
50	470123850	MF	New York	NY	Actual/360	2.990%	7,391.07	4,819.81	0.00	N/A	04/01/31	--	2,870,626.30	2,865,806.49	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
51	300802167	MH	El Cajon	CA	Actual/360	4.690%	11,510.04	0.00	0.00	N/A	03/01/31	--	2,850,000.00	2,850,000.00	11/01/21
52	470123990	MF	Bronx	NY	Actual/360	3.120%	6,639.35	4,063.24	0.00	N/A	03/01/31	--	2,471,221.51	2,467,158.27	11/01/21
53	470122010	MF	Brooklyn	NY	Actual/360	3.270%	6,530.85	3,722.31	0.00	N/A	02/01/31	--	2,319,330.35	2,315,608.04	11/01/21
54	2063372	MF	Brooklyn	NY	Actual/360	4.170%	7,361.21	0.00	0.00	N/A	04/01/31	--	2,050,000.00	2,050,000.00	11/01/21
55	470123520	MF	New York	NY	Actual/360	3.220%	5,545.56	0.00	0.00	N/A	03/01/31	--	2,000,000.00	2,000,000.00	11/01/21
56	470121710	MF	New York	NY	Actual/360	3.360%	5,150.67	2,792.12	0.00	N/A	03/01/31	--	1,780,184.22	1,777,392.10	11/01/21
57	470119400	MF	New York	NY	Actual/360	3.360%	5,208.00	0.00	0.00	N/A	02/01/31	--	1,800,000.00	1,800,000.00	11/01/21
58	470123830	MF	Brooklyn	NY	Actual/360	3.450%	4,722.65	1,427.72	0.00	N/A	03/01/31	--	1,589,670.88	1,588,243.16	11/01/21
59	470123330	MF	New York	NY	Actual/360	3.350%	4,271.41	2,339.29	0.00	N/A	02/01/31	--	1,480,699.23	1,478,359.94	11/01/21
60	470123670	MF	Woodside	NY	Actual/360	3.330%	4,272.56	1,386.36	0.00	N/A	03/01/31	--	1,489,996.02	1,488,609.66	11/01/21
61	300802169	MH	Black Canyon City	AZ	Actual/360	5.110%	6,050.38	0.00	0.00	N/A	03/01/31	--	1,375,000.00	1,375,000.00	11/01/21
62	470122980	MF	Woodbury	NY	Actual/360	3.290%	3,635.08	2,051.18	0.00	N/A	02/01/31	--	1,283,093.76	1,281,042.58	11/01/21
63	470124300	MF	Bronx	NY	Actual/360	3.380%	3,320.98	8,477.99	0.00	N/A	03/01/31	--	1,141,012.98	1,132,534.99	11/01/21
64	470124450	MF	New York	NY	Actual/360	3.350%	2,884.72	0.00	0.00	N/A	03/01/31	--	1,000,000.00	1,000,000.00	11/01/21
Totals							2,557,224.14	94,153.49	0.00				904,134,177.98	904,040,024.49
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	9,864,520.86	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	5,624,111.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	5,731,239.52	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	3,915,000.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	1,769,870.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	1,679,682.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	1,259,055.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	74,981.99	0.00
10	0.00	1,931,242.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	839,302.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	894,549.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	18,716,730.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	11,975.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	602,775.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	1,078,905.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	870,416.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	719,959.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	860,121.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	782,582.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	327,847.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	0.00	810,367.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	2,754,659.00	12/16/20	12/16/20	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	933,908.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	372,530.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	2,560,042.00	12/22/20	12/22/20	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	2,120,116.00	11/17/20	11/17/20	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	592,462.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	347,807.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	290,895.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	334,390.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	407,730.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	335,735.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	30,090.81	0.00
36	0.00	397,041.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	303,719.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	204,027.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	250,257.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	269,672.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	213,848.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	404,258.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	181,602.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	1,224,053.00	11/10/20	11/10/20	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	662,500.00	10/27/20	10/27/20	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	309,614.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	350,628.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	859,650.00	11/06/20	11/06/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	649,062.00	12/29/20	12/29/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
51	0.00	184,033.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	903,608.00	01/05/21	01/05/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	1,192,512.00	09/01/20	09/01/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	77,730.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	1,067,480.00	12/02/20	12/02/20	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	2,560,042.00	08/10/20	08/10/20	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	412,960.00	12/08/20	12/08/20	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	291,259.00	12/23/20	12/23/20	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	865,469.00	11/16/20	11/16/20	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	632,305.00	12/16/20	12/16/20	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	169,381.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	5,777,715.00	10/27/20	10/27/20	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	605,221.00	01/26/21	01/26/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	163,067.00	01/27/21	01/27/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	90,523,251.35				0.00	0.00	0.00	0.00	105,072.80	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.284532%	3.263357%	108
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.284556%	3.263377%	109
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.284583%	3.263399%	110
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.284607%	3.263419%	111
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.284631%	3.263438%	112
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.284657%	3.263460%	113
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.284681%	3.263480%	114
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.284707%	3.263502%	115
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		29,700,000	29,700,000		0	0
> 60 Months		874,340,024	874,340,024		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	904,040,024	904,040,024	0	0	0	0
Oct-21	904,134,178	904,134,178	0	0	0	0
Sep-21	904,234,242	904,234,242	0	0	0	0
Aug-21	904,327,808	904,327,808	0	0	0	0
Jul-21	904,421,092	904,421,092	0	0	0	0
Jun-21	904,520,317	904,520,317	0	0	0	0
May-21	904,613,019	904,613,019	0	0	0	0
Apr-21	904,711,682	904,711,682	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “U.S. Risk Retention Special Notices” tab for the BANK 2021-BNK32 transaction, certain information provided to the

Certificate Administrator regarding the Retaining Sponsor’s compliance with certain specified provisions of the Credit Risk Retention Rules. Investors should refer to the Certificate Administrator’s website for all such information.

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